BNY Mellon Opportunistic Midcap Value Fund
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 97.9%
Banks — 3.1%
Columbia Banking System, Inc.	171,393	4,751,014
First Horizon Corp.	326,924	7,303,482
		12,054,496
Capital Goods — 11.9%
Carlisle Cos., Inc.(a)	15,219	4,840,707
Carrier Global Corp.	95,232	5,226,332
Dover Corp.	25,688	4,759,473
Flowserve Corp.	84,692	6,042,774
FTAI Aviation Ltd.	30,542	5,291,096
Gates Industrial Corp. PLC(b)	147,941	3,367,137
Hubbell, Inc.	12,748	5,499,870
Quanta Services, Inc.	10,812	5,026,283
The Timken Company	72,177	5,874,486
		45,928,158
Commercial & Professional Services — 4.0%
CACI International, Inc., Cl. A(b)	8,749	5,399,008
Clean Harbors, Inc.(b)	26,438	6,016,231
Tetra Tech, Inc.	115,084	3,998,018
		15,413,257
Consumer Discretionary Distribution & Retail — 3.2%
Burlington Stores, Inc.(b)	23,618	5,957,168
The Gap, Inc.	233,358	6,317,001
		12,274,169
Consumer Durables & Apparel — 1.6%
Hasbro, Inc.	74,342	6,140,649
Consumer Services — 5.6%
Aramark	100,715	3,743,577
Expedia Group, Inc.	30,817	7,879,599
Grand Canyon Education, Inc.(b)	22,348	3,525,173
Las Vegas Sands Corp.	92,146	6,280,671
		21,429,020
Energy — 6.4%
Antero Resources Corp.(b)	155,176	5,653,062
Diamondback Energy, Inc.	44,525	6,794,070
Valero Energy Corp.	34,042	6,017,264
Weatherford International PLC	81,734	6,113,703
		24,578,099
Equity Real Estate Investment Trusts — 7.3%
Digital Realty Trust, Inc.(c)	30,943	4,954,593
Federal Realty Investment Trust(c)	56,865	5,614,282
Healthpeak Properties, Inc.(c)	328,400	5,996,584
Lineage, Inc.(a),(c)	87,745	3,143,026
Ryman Hospitality Properties, Inc.(c)	33,994	3,244,047
Weyerhaeuser Co.(c)	224,686	4,990,276
		27,942,808
Financial Services — 9.2%
Block, Inc.(b)	76,990	5,142,932
Fidelity National Information Services, Inc.	86,795	5,708,507

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.9% (continued)
Financial Services — 9.2% (continued)
LPL Financial Holdings, Inc.	14,755	5,253,370
Rocket Cos., Inc., Cl. A	433,082	8,652,978
SLM Corp.(a)	159,110	4,661,923
Voya Financial, Inc.	84,848	5,964,815
		35,384,525
Food, Beverage & Tobacco — 2.5%
Molson Coors Beverage Co., Cl. B	98,101	4,562,678
Tyson Foods, Inc., Cl. A	86,989	5,049,711
		9,612,389
Health Care Equipment & Services — 6.3%
Alcon AG	48,753	3,866,601
Edwards Lifesciences Corp.(b)	60,008	5,200,893
Encompass Health Corp.	44,233	5,140,759
Humana, Inc.	19,411	4,770,642
Labcorp Holdings, Inc.	19,867	5,339,852
		24,318,747
Household & Personal Products — 1.2%
The Estee Lauder Companies, Inc., Cl. A	48,642	4,575,753
Insurance — 4.3%
Assurant, Inc.	46,227	10,547,152
Old Republic International Corp.	134,129	6,183,347
		16,730,499
Materials — 8.2%
Axalta Coating Systems Ltd.(b)	119,288	3,594,147
CRH PLC	48,063	5,765,638
Crown Holdings, Inc.	39,620	3,836,405
Freeport-McMoRan, Inc.	82,752	3,556,681
Newmont Corp.	64,848	5,883,659
Nucor Corp.	33,429	5,331,591
The Mosaic Company	141,902	3,475,180
		31,443,301
Media & Entertainment — 2.5%
Omnicom Group, Inc.(a)	74,853	5,360,972
Pinterest, Inc., Cl. A(b)	163,124	4,260,799
		9,621,771
Pharmaceuticals, Biotechnology & Life Sciences — 4.0%
BioNTech SE, ADR(b)	28,648	2,955,041
Elanco Animal Health, Inc.(a),(b)	266,549	6,202,595
Incyte Corp.(b)	27,497	2,872,337
Jazz Pharmaceuticals PLC(b)	18,904	3,337,123
		15,367,096
Semiconductors & Semiconductor Equipment — 3.0%
ON Semiconductor Corp.(b)	121,864	6,122,447
Onto Innovation, Inc.(b)	38,663	5,534,995
		11,657,442
Software & Services — 5.6%
Check Point Software Technologies Ltd.(b)	14,673	2,740,476
Cognizant Technology Solutions Corp., Cl. A	59,961	4,659,569
Docusign, Inc.(b)	65,353	4,532,231

Description	Shares	Value ($)
Common Stocks — 97.9% (continued)
Software & Services — 5.6% (continued)
Dolby Laboratories, Inc., Cl. A	90,802	6,124,595
Monday.com Ltd.(b)	23,149	3,330,215
		21,387,086
Transportation — 2.2%
Delta Air Lines, Inc.	66,421	4,257,586
Knight-Swift Transportation Holdings, Inc.	88,626	4,059,071
		8,316,657
Utilities — 5.8%
Constellation Energy Corp.	14,888	5,424,592
Dominion Energy, Inc.(a)	136,206	8,549,651
Exelon Corp.	177,977	8,386,276
		22,360,519
Total Common Stocks (cost $316,478,600)		376,536,441
Private Equity — 1.7%
Software & Services — 1.7%
Databricks, Inc., Ser. H (b),(d)	32,643	6,120,562
Databricks, Inc., Ser. I (b),(d)	2,689	504,188
Total Private Equity (cost $2,596,384)		6,624,750

	1-Day Yield (%)
Investment Companies — .8%
Registered Investment Companies — .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $3,125,196)	4.15	3,125,196	3,125,196
Total Investments (cost $322,200,180)		100.4%	386,286,387
Liabilities, Less Cash and Receivables		(.4%)	(1,512,486)
Net Assets		100.0%	384,773,901

ADR—American Depositary Receipt

(a)
Security, or portion thereof, on loan. At November 30, 2025, the value of the fund’s securities on loan was $26,533,176 and the value of the collateral was
$27,008,578, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(b)	Non-income producing security.
(c)	Investment in real estate investment trust within the United States.
(d)	The fund held Level 3 securities at November 30, 2025. These securities were valued at $6,624,750 or 1.7% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Opportunistic Midcap Value Fund
November 30, 2025 (Unaudited)
The following is a summary of the inputs used as of November 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	376,536,441	—	—	376,536,441
Equity Securities - Private Equity	—	—	6,624,750	6,624,750
Investment Companies	3,125,196	—	—	3,125,196
	379,661,637	—	6,624,750	386,286,387

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At November 30, 2025, accumulated net unrealized appreciation on investments was $64,086,208, consisting of $79,323,282 gross unrealized appreciation and $15,237,074 gross unrealized depreciation.
At November 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.